Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive (Loss) Income [Abstract]
Accumulated Other Comprehensive (Loss) Income
(15) Accumulated Other Comprehensive (Loss) Income

The following is a summary of the accumulated other comprehensive (loss) income balances, net of tax:

(dollars in thousands)	Year ended 12/31/14
	Balance at 12/31/2013	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- Year ended 12/31/14	Balance at 12/31/2014

Net unrealized holding gain (loss) on securities available for sale, net of tax	$(18,078)	14,815	(430)	14,385	(3,693)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	3,843	(5,031)	-	(5,031)	(1,188)
Net change in net actuarial loss and prior service credit on pension and postretirement benefit plans, net of tax	432	-	(60)	(60)	372

Accumulated other comprehensive income (loss), net of tax	(13,803)	9,784	(490)	9,294	(4,509)

(dollars in thousands)	Year ended 12/31/13
	Balance at 12/31/2012	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- Year ended 12/31/13	Balance at 12/31/2013

Net unrealized holding gain (loss) on securities available for sale, net of tax	$3,755	(20,860)	(973)	(21,833)	(18,078)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	(2,506)	6,349	-	6,349	3,843
Net change in net actuarial loss and prior service credit on pension and postretirement benefit plans, net of tax	309	-	123	123	432

Accumulated other comprehensive income (loss), net of tax	1,558	(14,511)	(850)	(15,361)	(13,803)

(dollars in thousands)	Year ended 12/31/12
	Balance at 12/31/2011	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- Year ended 12/31/12	Balance at 12/31/2012

Net unrealized holding gain (loss) on securities available for sale, net of tax	$(1,018)	6,070	(1,297)	4,773	3,755
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	(1,758)	(748)	-	(748)	(2,506)
Net change in net actuarial loss and prior service credit on pension and postretirement benefit plans, net of tax	283	-	26	26	309

Accumulated other comprehensive income (loss), net of tax	$(2,493)	5,322	(1,271)	4,051	1,558

The following represents the reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2014, 2013 and 2012:

(dollars in thousands)	Year Ended December 31,
	2014	2013	2012
Unrealized gains (losses) on securities available for sale:

Realized gain on securities transactions	$717	1,622	2,161
Income tax expense	(287)	(649)	(864)
Net of tax	430	973	1,297

Amortization of pension and postretirement benefit items:

Amortization of net actuarial loss	297	(467)	(306)
Amortization of prior service credit	(199)	262	262
Income tax benefit	(38)	82	18
Net of tax	60	(123)	(26)
Total reclassifications, net of tax	$490	850	1,271